Share capital, Stock Options Granted and Vested (FY) (Details)						6 Months Ended		12 Months Ended
	Jun. 26, 2023 $ / shares shares	May 15, 2023 $ / shares shares	Feb. 06, 2023 $ / shares shares	Jan. 17, 2023 $ / shares shares	Oct. 19, 2022 $ / shares shares	Jan. 31, 2025 $ / shares shares	Jan. 31, 2024 shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2023 $ / shares shares	Oct. 31, 2024 $ / shares	Jun. 26, 2023 USD ($)	May 15, 2023 USD ($)	Feb. 06, 2023 USD ($)	Jan. 17, 2023 USD ($)	Oct. 19, 2022 USD ($)	Jul. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares						0	0
Option exercise price (in dollars per share) | $ / shares						$ 5.56		$ 5.56		$ 5.56
DevvStream Holdings, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares								0	2,125,000
Option exercise price (in dollars per share) | $ / shares								$ 0.85	$ 0.85							$ 0.8
DevvStream Holdings, Inc. [Member] | Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares	50,000		850,000	175,000	500,000
Option exercise price (in dollars per share) | $ / shares	$ 1.18		$ 0.8	$ 0.8	$ 0.8
Fair value of options granted | $											$ 41,026		$ 393,786	$ 79,180	$ 212,144
DevvStream Holdings, Inc. [Member] | Option [Member] | Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	25.00%		25.00%	25.00%	10.00%
DevvStream Holdings, Inc. [Member] | Option [Member] | Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage					15.00%
DevvStream Holdings, Inc. [Member] | Stock Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares		300,000
Option exercise price (in dollars per share) | $ / shares		$ 1.11
Fair value of options granted | $												$ 203,989
DevvStream Holdings, Inc. [Member] | Stock Option One [Member] | Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		10.00%
DevvStream Holdings, Inc. [Member] | Stock Option One [Member] | Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		15.00%
DevvStream Holdings, Inc. [Member] | Stock Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted (in shares) | shares		250,000
Option exercise price (in dollars per share) | $ / shares		$ 1.11
Fair value of options granted | $												$ 169,991
DevvStream Holdings, Inc. [Member] | Stock Option Two [Member] | Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		25.00%